Related party disclosures	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party disclosures
Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions. There is one investor who owns in excess of 10% of the share capital of the Company: BPI France Participation – Fonds Large Venture, a fund managed by Bpifrance. At the annual shareholders meeting on June 30, 2017, the shareholders approved the nomination of Mailys Ferrere to the board of directors. Mrs. Ferrere is employed by BPI France Participation - Fonds Large Venture. Bpifrance provided funding to two consortiums which include the Company in the context of long-term research projects (See Note 15.2 Research project financing) and in loans (See Note 19.3 Government loans).
On December 11, 2014, the Board of Directors approved a consulting agreement with Alok Sharma, member of the board of directors, for services in business development and strategy. This agreement was renewed in 2015 and 2016, and expired in July 2016. During the years ended December 31, 2015 and 2016, Mr Sharma earned fees totaling $155,000 and $108,000, respectively, under this contract. No consulting fees were paid or accrued during the year ended December 31, 2017.
In April 2015 the Company completed the sale of a $12 million convertible note, and in April 2016 the sale of a $6.0 million convertible note, to an affiliate of Nokomis Capital, L.L.C., an investor who owns in excess of 5% of the share capital of the Company, in private placement transactions (See Note 14.1 Convertible debt). In 2017, the Company amended the terms of both notes and as part of the agreement, a representative of Nokomis Capital, L.L.C. became a board observer in November 2017 and will be nominated to become a board member at the next annual shareholders' meeting. As of December 31, 2017, the principal amount and accrued interests of the convertible note held by an affiliate of Nokomis Capital, L.L.C amounts to $21.6 million.
No other transactions have been entered into with these or any other related parties in 2015, 2016 and 2017, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.
Compensation of key management personnel

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,112	$1,896	$2,376
Share-based payment expense for the year	380	490	1,043
Board members fees to non-executive members	196	188	190
Total compensation expense for key management personnel	$2,688	$2,574	$3,609

Key management personnel comprises the chief executive officer and all executive vice presidents reporting directly to him.
The employment agreement with the chief executive officer calls for the payment of a termination indemnity of an amount equal to one year of his gross annual base remuneration and bonus in the event of his dismissal by the Board of Directors of the Company.
In 2015 through 2016, the Company had in place a consulting agreement with a non-executive board member as described above.
Directors’ interests in an employee share incentive plan
The Company granted warrants to certain members of the Board of Directors during the years ended December 31, 2015, 2016 and 2017:
- On June 29, 2015, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Patterson, Pitteloud, Sharma and Slonimsky 10,000 warrants each. On June 29, 2015, the Board used this authorization to make such grants with an exercise price of $1.59 per ordinary share.
- On June 28, 2016, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Pitteloud, Sharma and Slonimsky 20,000 warrants each and to Mr Nottenburg 40,000 warrants. On June 29, 2016, the Board used this authorization to make such grants with an exercise price of $1.86 per ordinary share.
- On June 30, 2017, the shareholders authorized the Board of Directors to grant to Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma and Slonimsky 30,000 warrants each. On July 3, 2017, the Board used this authorization to make such grants with an exercise price of $3.31 per ordinary share.
The board members were required to subscribe to the warrants at a price of €0.01 per warrant, as required by French law. There is no subscription required for founders warrants.
Share-based payment expense incurred in connection with these transactions amounted to $89,000 in the year ended December 31, 2017 (2016: $35,000; 2015: $48,000).